Property and Equipment	12 Months Ended
Sep. 24, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
8. Property and Equipment
Property and equipment at September 24, 2022 and September 25, 2021 consists of the following (in thousands):

	Year Ended
	September 24, 2022	September 25, 2021
Computer equipment and software, furniture and fixtures, and test equipment	$45,818	$34,268
Leasehold improvements	2,904	2,909

Total property and equipment	48,722	37,177
Less accumulated depreciation	(23,844)	(18,560)

Property and equipment, net	$24,878	$18,617

Depreciation expense was $5.5 million for the year ended September 24, 2022, $4.0 million for the year ended September 25, 2021, and $5.3 million for the year ended September 26, 2020.